ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31, 2011	As of June 30, 2012
Billed receivable	$43,143	$49,748
Unbilled receivable	22,272	36,825

	65,415	86,573
Less: Allowance for doubtful accounts	(4,002)	(3,958)

	$61,413	$82,615